GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Sep. 16, 2025	Jul. 01, 2025	Apr. 10, 2025	Mar. 14, 2025
GENERAL (Details) [Line Items]
Aggregate offering price		$ 14,687	$ 7,118	$ 1,917	$ 1,019
Ordinary shares sold (in Shares)	5,485,898
Aggregate gross proceeds	$ 4,888
Deducting offering costs	272
Incurred accumulated losses	80,000
December Private Placement [Member]
GENERAL (Details) [Line Items]
Aggregate offering price	$ 2,016